Other Operating Income and Expenses (Details) - Schedule of Bank and its Subsidiaries Present Other Operating Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Bank and its Subsidiaries Present Other Operating Income [Abstract]
Expense recovery	$ 25,938	$ 1,938	$ 1,393
Release of provisions not related to credit risk	23,355
Revaluation of prepaid monthly payments	9,144	17,044	5,183
Revaluation of tax refunds from previous years	6,905	204	3,117
Income from investment properties	6,793	6,765	6,069
Income from correspondent banks	2,923	3,116	2,800
Fiduciary and trustee commissions	132	135	261
Foreign trade income	98	75	55
Expense recovery income	65	48	39
Others income	642	334	2,146
Total	$ 75,995	$ 29,659	$ 21,063